Cover	Mar. 04, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	1-6311
Entity Registrant Name	Tidewater Inc.
Entity Central Index Key	0000098222
Entity Tax Identification Number	72-0487776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	842 West Sam Houston Parkway North
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TDW
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase shares of common stock
Trading Symbol	TDW.WS
Security Exchange Name	NYSEAMER